Investment properties	12 Months Ended
Dec. 31, 2025
Investment Properties
Investment properties

18. Investment properties

A.	Reconciliation of carrying amount

Details of Investment properties as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Book value	₩	3,961,680	667,739
Accumulated depreciation		(1,938,363)	(266,740)
Carrying amount	₩	2,023,317	400,999

Changes in Investment properties for the years ended December 31, 2025, 2024 and 2023 are as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Balance as of January 1	₩	400,999	3,260,795	-
Transfer		1,903,601	(2,385,812)	3,483,371
Lease modification		16,640	(35,216)	-
Depreciation		(297,923)	(438,768)	(222,576)
Balance as of December 31	₩	2,023,317	400,999	3,260,795

B.	Amounts recognized in profit or loss

Rental income recognized by the Company for the year ended December 31, 2025 was Korean Won 472,235 thousand (2024: Korean Won 808,123 thousand, 2023: Korean Won 283,983 thousand). Depreciation expense, included in ’cost of revenues’, was as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Depreciation	₩	297,923	438,768	222,576